Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Officers [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Consulting fees	$ 87,496	$ 86,792	$ 256,053	$ 335,066
Share based compensation		103,977	117,902	251,717
key management personnel compensation	87,496	190,769	373,955	586,783
Directors [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Share based compensation		105,957	195,101	352,879
key management personnel compensation	69,663	194,495	441,097	626,942
Directors’ fees	$ 69,663	$ 88,538	$ 245,996	$ 274,063